Other Expenses	12 Months Ended
Dec. 31, 2013
Other Expenses [Abstract]
Other Expenses

15. Other Expenses

The components of other expenses for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2013	2012
Travel, entertainment, training and recruiting	$608	$589
Director fees	367	259
Insurance	335	339
Stationary and supplies	271	237
Retail losses	4	142
Other	282	332
Total other expenses	$1,867	$1,898